Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and due from banks	$ 10,673	$ 16,840
Interest bearing deposits with other banks	68,563	25,468
Cash and cash equivalents	79,236	42,308
Securities available for sale, at fair value	631,835	678,749
Loans held for investment (LHFI), net of unearned income	571,847	652,256
Less allowance for loan losses, LHFI	4,513	4,735
Net LHFI	567,334	647,521
Bank premises, furniture, fixtures and equipment, net	26,661	25,630
Other real estate owned, net	2,475	3,073
Accrued interest receivable	4,171	5,983
Cash surrender value of life insurance	25,679	25,814
Deferred tax assets, net	6,279	1,548
Identifiable intangible assets, net	13,551	13,660
Other assets	4,088	6,406
Total assets	1,361,309	1,450,692
Deposits
Non-interest bearing deposits	302,707	276,033
Interest bearing deposits	809,185	819,156
Total deposits	1,111,892	1,095,189
Securities sold under agreement to repurchase	112,760	196,272
Federal Home Loan Bank (FHLB) advances		25,000
Borrowings on secured line of credit	18,000
Accrued interest payable	328	522
Deferred compensation payable	9,543	9,665
Other liabilities	2,886	4,496
Total liabilities	1,255,409	1,331,144
Shareholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 5,595,320 shares issued and outstanding at December 31, 2021 and 5,587,070 shares issued and outstanding at December 31, 2020	1,120	1,118
Additional paid-in capital	18,293	18,134
Accumulated other comprehensive (loss) income, net of tax benefit (expense) of $3,921 in 2021 and ($1,376) in 2020	(11,795)	4,138
Retained earnings	98,282	96,158
Total shareholders' equity	105,900	119,548
Total liabilities and shareholders' equity	$ 1,361,309	$ 1,450,692